Document and Entity Information Document	Sep. 14, 2020
Entity Information [Line Items]
Document Type	8-K
Title of 12(b) Security	Common Stock $0.01 par value
Document Period End Date	Sep. 14, 2020
Entity Registrant Name	PRA Health Sciences, Inc.
Entity Central Index Key	0001613859
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36732
Entity Tax Identification Number	46-3640387
Entity Address, Address Line One	4130 ParkLake Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27612
City Area Code	919
Local Phone Number	786-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	PRAH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false